Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.24	$ 0.19